Significant Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Feb. 22, 2024	Feb. 13, 2024	Feb. 12, 2024	Jun. 30, 2024	Jun. 30, 2023
Significant Transactions (Details) [Line Items]
Aggregate gross proceeds (in Dollars)					$ 6,695
Exercise price per share (in Dollars per share)			$ 8.75
Additional shares		1,800	257,100
Derivative warrant liability (in Dollars)				599
Change in the fair value of derivative warrant liability (in Dollars)				$ 577	$ (36)
IBI [Member]
Significant Transactions (Details) [Line Items]
Issued ordinary shares	65,563			31,189
Per share (in Dollars per share)	$ 3.67
Warrant [Member]
Significant Transactions (Details) [Line Items]
Ordinary shares exercisable			98,565
IPO [Member]
Significant Transactions (Details) [Line Items]
Public offering shares			1,714,200
Offering price per share (in Dollars per share)			$ 7
Aggregate gross proceeds (in Dollars)			$ 12,000
Direct and incremental costs (in Dollars)				$ 1,514
Issued ordinary shares				63,931
Exercise of warrant				93,502